Deferred and contingent consideration - Additional Information (Details) - USD ($)			12 Months Ended
	Jun. 28, 2021	Mar. 26, 2021	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2021
Disclosure of contingent liabilities in business combination [line items]
Deferred and contingent consideration payable			$ 1,250,000	$ 11,369,429
Earn-out consideration payable		$ 7,223,630
Payment of earn-out consideration		2,780,590
Deferred earn-out consideration payable in cash	$ 4,443,040
Additional earn-out cash consideration	300,000
Deferred consideration funds held in escrow account				1,274,402
Deferred and contingent consideration paid			8,273,630	224,402
Remaining balance in deferred consideration funds held in escrow account				$ 1,050,000
Achieve
Disclosure of contingent liabilities in business combination [line items]
Earn-out consideration payable		10,319,429	$ 0		$ 0
Aggregate value of shares issued in earn-out		$ 3,095,799
Number of shares issued in earn-out		231,011
Deferred earn-out consideration payable in cash	$ 4,443,040